Warrant Liabilities - Summary of Black-Scholes Option-Pricing Model Inputs and Assumption (Detail) - Warrants [Member]	Jun. 30, 2022	Jun. 30, 2022 $ / shares	Jun. 30, 2022 yr	Jun. 30, 2022 $ / shares	Dec. 31, 2021		Nov. 29, 2021	Aug. 13, 2021
Share price at date of valuation [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					6.18			6.9
Share price at date of valuation [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					6.18		5.7
Exercise price of warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					8.74			8.74
Exercise price of warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					6.04		6.05
Risk free rate [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0293				0.88			0.43
Risk free rate [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					1.25			1.18
Expected life (years) [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities			2.1		2.62			3
Expected life (years) [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					4.92		5
Expected volatility [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.43				45			71.5
Expected volatility [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities					45			45
Fair value per warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.17			0.89	[1]		2.82	[1]
Fair value per warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		1.1		0.85	2.53		2.19

[1]	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.